Land Use Rights, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Land Use Rights, Net [Abstract]
Cost	$ 2,311,611	$ 2,163,815
Less: accumulated amortization	(68,428)	(20,813)
Land use rights, net	$ 2,243,183	$ 2,143,002